Additional information-Financial Statement Schedule I - Condensed statement of cash flows (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Profit before income tax	£ (20,818,000)	£ 27,476,000	£ 25,833,000
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	818,000	699,000	2,915,000
Foreign exchange (gains)/losses on operating activities	(816,000)	(76,000)	994,000
Changes in working capital:
Other receivables	949,000	(1,081,000)	163,000
Net cash (outflow)/inflow from operating activities	(3,820,000)	244,784,000	95,250,000
Cash flow from financing activities
Acquisition of treasury shares	(21,305,000)
Dividends paid	(23,229,000)	(23,326,000)	(21,982,000)
Net cash outflow from financing activities	(46,399,000)	(27,076,000)	(22,401,000)
Net (decrease)/increase in cash and cash equivalents	(263,065,000)	56,366,000	(48,420,000)
Cash and cash equivalents at beginning of year	307,637,000	242,022,000	290,267,000
Exchange gains/(losses) on cash and cash equivalents	6,967,000	9,249,000	175,000
Cash and cash equivalents at end of year	51,539,000	307,637,000	242,022,000
Parent
Cash flows from operating activities
Profit before income tax	41,652,000	19,871,000	18,559,000
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	818,000	699,000	2,915,000
Foreign exchange (gains)/losses on operating activities	(102,000)	(37,000)	114,000
Changes in working capital:
Other receivables	(89,000)	206,000	(191,000)
Other payables	2,243,000	2,326,000	517,000
Tax paid	(9,000)
Net cash (outflow)/inflow from operating activities	44,513,000	23,065,000	21,914,000
Cash flow from financing activities
Acquisition of treasury shares	(21,305,000)
Dividends paid	(23,229,000)	(23,326,000)	(21,982,000)
Net cash outflow from financing activities	(44,534,000)	(23,326,000)	(21,982,000)
Net (decrease)/increase in cash and cash equivalents	(21,000)	(261,000)	(68,000)
Cash and cash equivalents at beginning of year	116,000	340,000	522,000
Exchange gains/(losses) on cash and cash equivalents	102,000	37,000	(114,000)
Cash and cash equivalents at end of year	£ 197,000	£ 116,000	£ 340,000